Equity - Additional Information (Detail)											12 Months Ended
	Dec. 29, 2022 shares	Dec. 14, 2022 shares	Dec. 12, 2022 shares	Jan. 27, 2022 € / shares	Jun. 25, 2021 EUR (€) shares	Mar. 12, 2021 EUR (€) € / shares shares	Jan. 27, 2021 EUR (€)	Jan. 17, 2021 shares	Mar. 17, 2020 EUR (€) € / shares	Mar. 12, 2020 EUR (€) € / shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 EUR (€) shares
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Shares conversion ratio				851.00%
Number of shares issued (shares) | shares	263,607		5,332,141									25,454,969	25,454,969	5,871,917
Par value per share (dollars per share) | € / shares				€ 0
Proceeds from issue of shares						€ 3,600,000
Number of shares bought back (shares) | shares								5,886,567			24,993,271	5,886,567		0
Proceeds from buy back of shares							€ 10,700,000
Replacement of external loans					€ 202,600,000
Number of additional shares issued (shares) | shares					23,496,592
Public warrants tendered to the company (shares) | shares		21,328,401	21,328,401
Non-tendered public warrants (shares) | shares	1,171,585
RSU vesting (shares)											2,094,504	0	0	0
Knuttson Ltd
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Percentage of significant influence acquired over the group											47.54%	48.94%	48.94%
Chivers Ltd
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Percentage of significant influence acquired over the group											19.76%	20.34%	20.34%
Raging River
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Number of shares issued (shares) | shares						1,958,378
Business acquisition equity interest issued or issuable value assigned						€ 16,700,000
Non-controlling interests | Super Group Ltd
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Par value per share (dollars per share) | € / shares						€ 0
Non-controlling interests | Fengari
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Proceeds from issue of shares										€ 1,400,000
Non-controlling interests | Pelion
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Par value per share (dollars per share) | € / shares									€ 0	€ 0
Proceeds from issue of shares										€ 4,800,000
Issued capital | Raging River
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Business acquisition equity interest issued or issuable value assigned						€ 16,700,000
Issued capital | Fengari
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Proceeds from issue of shares									€ 6,200,000